FINANCIAL ASSETS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Current
Marketable securities	$ 995	$ 734
Restricted cash	833	172
Derivative contracts	167	176
Loans and notes receivable	195	66
Other financial assets	385	0
Total current	2,575	1,148
Non-current
Marketable securities	3,535	3,435
Restricted cash	272	201
Derivative contracts	110	62
Loans and notes receivable	1,002	309
Other financial assets	1,302	1,088
Total non-current	6,221	$ 5,095
Sagen MI Canada Inc.
Non-current
Increase in financial assets	$ 1,408